SEGMENT INFORMATION - Reconciliation or Reportable Results (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)	$ 1,488	$ 1,350	$ 1,618
Change in fair value of contingent consideration	1	(1)
Restructuring and other related costs	(76)	(46)
Interest income	80	51	9
Interest expense	(96)	(95)	(84)
Other income (expense), net	49	33	(39)
Income before taxes	1,521	1,339	1,504
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating Income (Loss)	1,721	1,875	1,857
Segment Reporting, Reconciling Item, Corporate Nonsegment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amortization	(102)	(139)	(191)
Acquisition and integration costs	(12)	(16)	(25)
Transformational initiatives	(11)	(25)	(30)
Asset Impairment Charges	(8)	(277)	0
Business exit and divestiture costs	0	0	(7)
Change in fair value of contingent consideration	0	(1)	25
Restructuring and other related costs	(76)	(46)	0
Other expenses	(24)	(21)	(11)
Operating Expenses	$ (233)	$ (525)	$ (239)